Segments and Geographic Areas	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segments and Geographic Areas

Note 21. Segments and Geographic Areas

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

We operate our business in two operating segments: Legacy YOD and Wecast Service. Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department.

Information about segments during the periods presented were as follows:

	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$794,273
-Wecast Service	377,742,872	143,558,567
Net sales	377,742,872	144,352,840
GROSS PROFIT
-Legacy YOD	-	31,659
-Wecast Service	3,167,834	7,132,788
Gross profit	$3,167,834	$7,164,447

	December 31,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$26,442,810	$27,141,163
-Wecast Service	51,592,929	30,084,607
-Unallocated assets	16,199,373	11,270,378
-Intersegment elimination	-	(5,051,660)
Total	$94,235,112	$63,444,488